Expense Example, No Redemption - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - Class C	Aug. 31, 2025 USD ($)
(Nomura Tax-Free California Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	922
Expense Example, No Redemption, 10 Years	2,026
(Nomura Tax-Free Idaho Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	961
Expense Example, No Redemption, 10 Years	2,110
(Nomura Tax-Free New York Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	525
Expense Example, No Redemption, 5 Years	917
Expense Example, No Redemption, 10 Years	2,016
(Nomura Minnesota High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	938
Expense Example, No Redemption, 10 Years	2,059
(Nomura National High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,900